Putnam
Vista
Fund

ANNUAL REPORT
July 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* "[T]he fund is consistent in devoting most assets to mid-caps, whereas other funds in the category have strayed into blue-chip stocks, which have been market darlings for the last 12 months. This even-keeled strategy has kept the fund away from performance extremes. . . . The fund's proprietary stock selection model has successfully directed management to stocks with earnings-surprise potential."

                          --  Morningstar Mutual Funds, May 23, 1997

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

18 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

As the extraordinary resiliency of the current bull market in large-capitalization stocks continued, Putnam Vista Fund's focus on medium-capitalization stocks, which have provided rewarding results over the long term, became something of a handicap. Your fund's performance for the 12 months ended July 31, 1997, is respectable but falls short of the expectations fostered by the ongoing strength of large-capitalization stocks.

Two changes have been made within your fund's management team since our last report to you. Carol McMullen, Chief Investment Officer of Putnam's Core Growth Equity Group is lead manager following the departure of Jennifer Silver. Carol joined Putnam in 1995, was previously with Baring Asset Management and Citicorp Investment Management and has over 17 years of investment experience.

Although C. Kim Goodwin, a recent addition, has also departed, Anthony Santosus, a team member since 1994 and David Santos, who has been with Putnam for 11 years, remain co-managers with Carol. They are supported by seven dedicated analysts as well as the 40 who comprise our Global Research department. We are confident that the combined expertise of these professionals will ensure continuity of the fund's management style.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
September 18, 1997



Report from the Fund Managers
Carol McMullen, lead manager
Anthony C. Santosus
David J. Santos

The stock market sprinted ahead at a steady pace, setting one market high after another during the 12 months ended July 31, 1997. The rising tide, which pushed the widely followed Dow Jones Industrial Average from one new high to another, was driven by rosy economic growth and low inflation. Large-capitalization stocks were steady performers throughout the period, with small- and medium-cap stocks joining the rally by mid spring.

Putnam Vista Fund, which focuses primarily on medium-size growth companies, consequently lagged behind the benchmark indexes for much of the year and yet delivered strong absolute results for the full year: class A shares were up 36.25% at net asset value (28.39% at public offering price) for this fiscal year. Complete performance information, including results for other share classes, appears on pages 9 through 10.

* RECORD-SETTING PACE ON WALL STREET

The fund's fiscal year encapsulated one of the most astounding bull markets in history. The Dow passed the milestone 6000 mark in October and topped 7000 in February. Incredibly, five months later -- just before the close of the fund's fiscal year -- this market indicator crossed the 8000 barrier. In addition, the technology-laden NASDAQ Composite Index surged during the last quarter of fiscal '97. Stock investors were clearly pleased with the breadth and pace of economic growth.

Two factors that fueled the rise in stock prices were corporate profits and low inflation, both of which consistently exceeded investors' expectations over the period. In addition, a forward-looking Federal Reserve Board, with Alan Greenspan at its helm, fostered steady growth and remains vigilant for warning signs of inflation. The Fed's increase in short-term interest rates in March was a temporary bump; investors acknowledged that this near-term adjustment was necessary to keep the economy robust over the longer term. The stock market's rally was further strengthened by Washington's summer deficit-reduction package, which included a decrease in the capital gains tax.

Given such a rapid advance in such a short time, Chairman Greenspan has warned about "excessive optimism" and "irrational exuberance" on several occasions. Such advice is worth heeding, and as always, we ask our shareholders to temper their expectations.

* MARKET'S ADVANCE LED BY LARGE-CAPITALIZATION STOCKS; MID-CAPS JOIN RALLY IN LATE SPRING

For the first three quarters of the fiscal year, large-cap stocks outperformed their small and medium-size counterparts. The economy's strong performance in late 1996 and early 1997, while favorable for corporate profits, raised concerns over inflation and the possibility of interest-rate increases by the Fed -- an environment that encouraged investors to seek the security of large-company stocks. By late spring, however, with the outlook for inflation and growth moderating, investor enthusiasm for smaller companies began to return, and prices rebounded from their April lows.

We remain optimistic about medium-size companies for several reasons. First, mid-cap stocks, technology stocks in particular, are dependent to a greater extent on product cycles and the desire on the part of their customers to increase productivity. Second, the federal budget legislation included a reduction in the capital gains tax from 28% to 20%, thus improving the after-tax return for growth stocks. Finally, having survived their smaller, start-up phase, many medium-size companies are poised for rapid growth. Your fund's commitment to diversification across many sectors, we believe, holds the key to uncovering the companies with above-average growth potential and the promise of becoming tomorrow's large-cap leaders.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Retail                                    9.4%

Computer services and software            8.6%

Health care services                      6.7%

Business services                         6.3%

Medical supplies and devices              4.8%

Footnote reads:
*Based on net assets as of 7/31/97. Holdings will vary over time.

* TECHNOLOGY HOLDINGS STRENGTHEN LATE IN PERIOD

Although volatility throughout the technology industry continued well into the second half of the fiscal year, two sectors -- semiconductors and computer software -- made notable contributions to the fund's performance. Semiconductor stocks, such as Analog Devices, which was sold at a profit before the year's end, performed better than expected as new orders picked up and a feared correction in the industry failed to materialize.

Many of the fund's computer software holdings are geared toward the business community with an emphasis on products that increase productivity. Peoplesoft, Inc. is one holding that is leading the transition from mainframe systems to new client server-based systems.

While a heavy presence of technology stocks benefited the fund, some holdings proved disappointing. For example, Picturetel Corp. (video conferencing) failed to meet our growth targets when product deliveries fell behind schedule. In addition, the networking equipment industry fell short of expectations. Spending for infrastructure didn't materialize as anticipated, resulting in subpar performance for several holdings.

The year 2000 issue -- or Y2K -- continues to present some of the most dynamic opportunities within the technology and business services industries. Companies around the world are struggling to prevent the loss of essential data, applications, and even hardware within systems that are not equipped to digest dates after December 31, 1999. Each company faces a unique set of challenges that must be addressed from a business as well as a technological viewpoint.

In most cases, however, the response is to reprogram existing systems, to replace outdated software and hardware, or to customize a solution that combines both approaches. Viasoft, Inc., a fund holding, is at the forefront of this once-in-a-millennium opportunity. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS*

TJX Cos., Inc. (The)
Retail

Coca-Cola Enterprises, Inc.
Food and beverages

Omnicom Group, Inc.
Advertising

Equifax, Inc.
Business services

Finova Group, Inc.
Financial services

AES Corp.
Independent power producer

HEALTHSOUTH Corp.
Health-care services

Rite Aid Corp.
Retail

Clear Channel Communications, Inc.
Broadcasting

Northern Trust Corp.
Banks

Footnote reads:
These holdings represent 16.2% of the fund's assets as of 7/31/97. Portfolio holdings will vary over time.

* SOLID ECONOMIC GROWTH BENEFITS CONSUMER-RELATED INDUSTRIES

Consumer cyclical stocks, which include companies whose profits are tied to the strength of the economy, were big winners during the year. Specialty retailing stocks have enjoyed a steady comeback with Bed, Bath & Beyond (which we have since sold at a profit), Borders Group, and Pier 1 Imports among the portfolio's better performers. Higher employment and consumer confidence levels coupled with well-managed inventory levels have led to improving profit margins for stores like Consolidated Stores Corp. and The TJX Cos., Inc. -- the parent company of TJ Maxx.

Food and drug retailers have done well. Supermarkets are lowering their cost of operations by utilizing new technologies that lead to more efficient inventory management and stronger merchandising. As a result of their partnerships with health maintenance organization (HMOs) that direct patients to preferred vendors, drugstore chains are prospering from an increased flow of customers. Coupled with improved merchandising, profitability is increasing for holdings such as Rite Aid Stores.

In the consumer nondurable area, radio broadcasting is benefiting from the passage of the Telecommunications Act of 1996, which allowed a single operator to own several stations in a large metropolitan area. As a result, radio operators are spreading the cost of programming across multiple stations to reduce expenses. Clear Channel Communications, Inc. and Evergreen Media Corp. have been steady performers, gaining market share and increasing advertising revenues.

Finally, a presence in several subsectors within the health-care industry -- HMOs, acute services, and elderly care -- contributed to fund performance. Oxford Health Plans, Inc. is a well-managed HMO gaining a larger market share in New York by successfully targeting the growing elderly population. As hospitals rein in costs by reducing hospital stays, Healthsouth Corp. is capturing an increasing share of the outpatient rehabilitation health-care market.

* MIDSIZE COMPANIES MAY HAVE THEIR DAY

Just following the close of the fiscal period, investor sentiment for large, blue-chip stocks soured in the wake of a series of disappointing earnings reports. As investors re-evaluate their large-cap holdings, we believe they may turn to midsize companies as their earnings growth rates improve. Having survived their smaller, start-up phase, medium-sized companies are poised for rapid growth. Your fund's commitment to diversification across many sectors, we believe, holds the key to uncovering the companies with above market growth potential and the promise of becoming tomorrow's large-cap leaders.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/97, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small to medium-size companies. Such investments increase the risk of greater price fluctuations.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Vista Fund is designed for investors seeking capital appreciation primarily through common stocks.

TOTAL RETURN FOR PERIODS ENDED 7/31/97

                               Class A           Class B          Class M
(inception date)               (6/3/68)          (3/1/93)         (12/8/94)
                             NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
1 year                      36.25%   28.39%   35.14%   30.14%   35.35%  30.65%
------------------------------------------------------------------------------
5 years                    156.34   141.70   147.04   145.04   149.84   141.17
Annual average              20.72    19.30    19.83    19.63    20.10    19.25
------------------------------------------------------------------------------
10 years                   295.91   272.97   264.43   264.43   273.28   260.15
Annual average              14.75    14.07    13.81    13.81    14.08    13.67
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/97

                                                Standard
                                                & Poor's           Consumer
                                               Midcap 400 Index   Price Index
------------------------------------------------------------------------------
1 year                                            45.36%              2.23%
------------------------------------------------------------------------------
5 years                                          135.45              14.23
Annual average                                    18.68               2.70
------------------------------------------------------------------------------
10 years                                         341.80              41.04
Annual average                                    16.01               3.50
------------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% for class A shares and 3.50% for class M shares.
One-, five-, and ten-year (when available) and life-of-fund returns for class B shares reflect the applicable contingent deferred sales charges
(CDSC), which is 5% in the first year, declines each year to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating costs applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

Cumulative total return of a $10,000 investment since 7/31/97

S&P MidCap 400 Index                       $44,180
Fund's class A shares at POP               $37,297
Consumer Price Index                       $14,104

                Fund's class A       S&P            Consumer
                    shares        MidCap 400         Price
                    at POP          Index            Index
                --------------    ----------        --------
7/31/87             9425            10000            10000
7/31/88             8350             9223            10413
7/31/89            10421            12264            10931
7/31/90            10749            13058            11459
7/31/91            12283            15986            11968
7/31/92            14550            18764            12346
7/31/93            17407            21890            12689
7/31/94            17886            22657            13040
7/31/95            23469            28210            13401
7/31/96            27374            30393            13796
7/31/97            37297            44180            14104

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $36,443 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $37,328 ($36,015 at public offering price).
See first page of performance section for performance calculation method.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 7/31/97

                                    Class A    Class B     Class M
------------------------------------------------------------------------------
Distributions (number)                 1          1            1
------------------------------------------------------------------------------
Income                                --         --           --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                           $0.606     $0.606       $0.606
------------------------------------------------------------------------------
Short-term                           0.066      0.066        0.066
------------------------------------------------------------------------------
   Total                            $0.672     $0.672       $0.672
------------------------------------------------------------------------------
Share value:                     NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
7/31/96                         $9.79  $10.39   $9.55   $9.72  $10.07
------------------------------------------------------------------------------
7/31/97                         12.52   13.28   12.09   12.34   12.79
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 6/30/97
(most recent calendar quarter)

                                 Class A         Class B         Class M
(inception date)                 (6/3/68)        (3/1/93)        (12/8/94)
                               NAV     POP      NAV    CDSC      NAV     POP
------------------------------------------------------------------------------
1 year                       14.90%   8.32%   14.00%   9.00%   14.34%  10.29%
------------------------------------------------------------------------------
5 years                     146.89  132.80   137.74  135.74   140.96  132.54
Annual average               19.81   18.41    18.91   18.71    19.23   18.39
------------------------------------------------------------------------------
10 years                    283.83  261.46   253.17  253.17   262.33  249.38
Annual average               14.40   13.71    13.45   13.45    13.74   13.33
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's Midcap 400 Index is an unmanaged, market-weighted list of 400 medium-sized companies, each affecting the index in proportion to market value. The index assumes reinvestment of all distributions and does not take into account brokerage commissions and other costs. The fund's portfolio contains securities that do not match those in the index, and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Report of independent accountants

To the Trustees and Shareholders of
Putnam Vista Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Vista Fund (the "fund") at July 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at July 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where investments purchased were not received by the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
September 16, 1997



Portfolio of investments owned
July 31, 1997


COMMON STOCKS  (98.6%) *
NUMBER OF SHARES                                                                                       VALUE

Advertising (1.7%)
------------------------------------------------------------------------------------------------------------
      1,015,600  Omnicom Group, Inc.                                                          $   70,901,575

Apparel (1.0%)
------------------------------------------------------------------------------------------------------------
        775,200  Jones Apparel Group, Inc.                                                        40,261,950

Appliances (0.9%)
------------------------------------------------------------------------------------------------------------
        873,300  Leggett & Platt, Inc.                                                            39,625,988

Banks (4.5%)
------------------------------------------------------------------------------------------------------------
        858,400  First of America Bank Corp.                                                      47,641,200
        756,800  Greenpoint Financial Corp.                                                       49,854,200
        417,300  Mercantile Bancorpation, Inc.                                                    29,445,731
      1,073,000  Northern Trust Corp.                                                             59,015,000
                                                                                              --------------
                                                                                                 185,956,131

Broadcasting (2.5%)
------------------------------------------------------------------------------------------------------------
        949,000  Clear Channel Communications, Inc.                                               59,075,250
        599,200  Evergreen Media Corp. Class A                                                    27,563,200
        414,200  Jacor Communications, Inc. +                                                     17,758,825
                                                                                              --------------
                                                                                                 104,397,275

Building and Construction (0.8%)
------------------------------------------------------------------------------------------------------------
      1,028,500  Sherwin Williams Co.                                                             32,976,281

Business Services (6.3%)
------------------------------------------------------------------------------------------------------------
      1,526,600  Accustaff, Inc. +                                                                41,599,850
      1,998,000  Equifax, Inc.                                                                    67,807,125
        419,400  Gartner Group Inc. Class A, +                                                    11,900,475
        331,800  Herman Miller, Inc.                                                              16,465,575
        916,800  Norrell Corp.                                                                    28,993,800
      1,277,543  Paychex, Inc.                                                                    51,580,799
        808,200  Robert Half International, Inc. +                                                44,501,513
                                                                                              --------------
                                                                                                 262,849,137

Chemicals (1.0%)
------------------------------------------------------------------------------------------------------------
        731,000  Praxair, Inc.                                                                    40,296,375

Computer Equipment (1.1%)
------------------------------------------------------------------------------------------------------------
        892,700  EMC Corp. +                                                                      45,081,350

Computer Services and Software (8.6%)
------------------------------------------------------------------------------------------------------------
        872,200  BMC Software, Inc.                                                               52,550,050
        685,700  Electronics for Imaging, Inc.                                                    37,713,500
        705,100  Fiserv, Inc. +                                                                   33,844,800
      1,318,200  Gateway 2000, Inc.                                                               50,338,763
        563,425  McAfee Associates, Inc.                                                          36,728,267
        915,200  Parametric Technology Corp. +                                                    44,844,800
        917,400  PeopleSoft, Inc.                                                                 53,667,900
        743,900  Sterling Commerce, Inc. +                                                        28,035,731
        363,500  Viasoft, Inc.                                                                    21,991,750
                                                                                              --------------
                                                                                                 359,715,561

Consumer Services (0.6%)
------------------------------------------------------------------------------------------------------------
        549,300  Hillenbrand Industries, Inc.                                                     25,199,138

Cosmetics (0.7%)
------------------------------------------------------------------------------------------------------------
        608,100  Estee Lauder Cos. Class A                                                        28,010,606

Educational Services (1.0%)
------------------------------------------------------------------------------------------------------------
      1,125,550  Apollo Group, Inc. Class A +                                                     41,786,044

Electronics and Electrical Equipment (2.9%)
------------------------------------------------------------------------------------------------------------
      1,087,400  Diebold, Inc.                                                                    54,641,850
        336,400  Honeywell, Inc.                                                                  25,124,875
        349,900  SCI Systems, Inc. +                                                              27,795,181
        380,150  Symbol Technologies, Inc.                                                        12,331,116
                                                                                              --------------
                                                                                                 119,893,022

Environmental Control (3.0%)
------------------------------------------------------------------------------------------------------------
      1,591,700  U.S. Filter Corp. +                                                              48,049,444
        821,500  United Waste Systems, Inc. +                                                     35,119,125
      1,041,480  USA Waste Services, Inc. +                                                       41,984,663
                                                                                              --------------
                                                                                                 125,153,232

Financial Services (4.6%)
------------------------------------------------------------------------------------------------------------
        765,600  CapMAC Holdings Inc.                                                             21,341,100
        737,400  Finova Group, Inc.                                                               66,550,350
        837,000  State Street Corp.                                                               46,924,313
        963,800  SunAmerica, Inc.                                                                 58,309,900
                                                                                              --------------
                                                                                                 193,125,663

Food and Beverages (2.0%)
------------------------------------------------------------------------------------------------------------
      2,661,300  Coca-Cola Enterprises, Inc.                                                      82,666,631

Gas Pipelines (0.9%)
------------------------------------------------------------------------------------------------------------
        815,100  Williams Cos., Inc.                                                              37,290,825

Health Care Services (6.7%)
------------------------------------------------------------------------------------------------------------
        819,600  Genesis Health Ventures, Inc. +                                                  27,763,950
        930,200  Health Care & Retirement Corp. +                                                 33,254,650
      1,332,575  Health Management Assoc., Inc. +                                                 42,559,114
      2,335,200  HEALTHSOUTH Corp.                                                                61,882,800
        298,700  Multicare Companies Inc. +                                                        8,176,913
      1,843,600  Omnicare, Inc.                                                                   54,270,975
        608,100  Oxford Health Plans Inc. +                                                       51,118,406
                                                                                              --------------
                                                                                                 279,026,808

Household Products (1.0%)
------------------------------------------------------------------------------------------------------------
        310,500  Clorox Co.                                                                       43,353,563

Independent Power Producer (2.4%)
------------------------------------------------------------------------------------------------------------
        784,400  AES Corp. +                                                                      61,967,600
        968,200  CalEnergy, Inc. +                                                                39,030,563
                                                                                              --------------
                                                                                                 100,998,163

Insurance and Finance (3.1%)
------------------------------------------------------------------------------------------------------------
        730,350  AON Corp.                                                                        40,899,600
        472,200  Hartford Financial Services Group                                                41,140,425
        614,100  Reliastar Financial Corp.                                                        47,093,794
                                                                                              --------------
                                                                                                 129,133,819

Lodging (1.0%)
------------------------------------------------------------------------------------------------------------
        582,200  Marriott International, Inc.                                                     40,026,250

Medical Management Services (0.5%)
------------------------------------------------------------------------------------------------------------
        698,600  Phycor, Inc. +                                                                   23,403,100

Medical Supplies and Devices (4.8%)
------------------------------------------------------------------------------------------------------------
        238,300  Cardinal Health, Inc.                                                            14,834,175
        551,200  Guidant Corp.                                                                    50,297,000
        628,200  McKesson Corp.                                                                   54,457,088
      1,369,200  Stryker Corp.                                                                    53,398,800
        736,700  U.S. Surgical Corp.                                                              27,349,988
                                                                                              --------------
                                                                                                 200,337,051

Networking Equipment (1.3%)
------------------------------------------------------------------------------------------------------------
        782,700  ADC Telecommunications Inc.                                                      31,601,513
        404,620  Ascend Communications, Inc. +                                                    22,001,213
                                                                                              --------------
                                                                                                  53,602,726

Oil Services (4.0%)
------------------------------------------------------------------------------------------------------------
      1,063,300  Dresser Industries, Inc.                                                         44,392,775
      1,397,200  Global Marine, Inc. +                                                            39,994,850
        751,800  Halliburton Co.                                                                  34,582,800
        606,300  Western Atlas, Inc. +                                                            48,238,744
                                                                                              --------------
                                                                                                 167,209,169
Oil and Gas (0.9%)
------------------------------------------------------------------------------------------------------------
      1,164,400  Tosco Corp.                                                                      36,460,275

Pharmaceuticals and Biotechnology (4.0%)
------------------------------------------------------------------------------------------------------------
      1,241,900  Biochem Pharmaceutical, Inc.                                                     35,859,863
      1,171,400  Dura Pharmaceuticals, Inc. +                                                     45,684,600
        912,100  Elan Corp. PLC ADR (Ireland)                                                     43,324,750
        595,100  Quintiles Transnational Corp. +                                                  44,855,663
                                                                                              --------------
                                                                                                 169,724,876

Publishing (2.1%)
------------------------------------------------------------------------------------------------------------
      1,028,500  Belo (A.H.) Corp.                                                                45,768,250
        459,300  Central Newspapers, Inc. Class A                                                 32,064,881
        211,100  Harcourt General, Inc.                                                            9,974,475
                                                                                              --------------
                                                                                                  87,807,606

REIT's (Real Estate Investment Trust) (0.5%)
------------------------------------------------------------------------------------------------------------
        472,200  Redwood Trust, Inc.[REGISTER MARK]                                               19,714,350

Recreation (2.3%)
------------------------------------------------------------------------------------------------------------
      1,288,300  Callaway Golf Co.                                                                45,090,500
        949,500  Harley-Davidson, Inc.                                                            50,560,875
                                                                                              --------------
                                                                                                  95,651,375

Restaurants (0.5%)
------------------------------------------------------------------------------------------------------------
        692,200  Cracker Barrel Old Country Store, Inc.                                           19,814,225

Retail (9.4%)
------------------------------------------------------------------------------------------------------------
      1,895,300  Borders Group, Inc.                                                              48,330,150
      1,423,918  Consolidated Stores Corp.                                                        57,312,700
      1,472,500  Costco Companies, Inc. +                                                         55,770,938
        533,800  Payless Shoesource, Inc. +                                                       32,828,700
      2,920,650  Pier 1 Imports, Inc. [SECTION MARK]                                              51,476,456
      1,164,400  Rite Aid Corp.                                                                   60,476,025
      2,847,000  TJX Cos., Inc. (The)                                                             85,054,125
                                                                                              --------------
                                                                                                 391,249,094

Savings and Loans (2.1%)
------------------------------------------------------------------------------------------------------------
        780,000  Ahmanson (H.F.) & Co.                                                            41,486,250
        763,515  Charter One Financial, Inc.                                                      44,236,150
                                                                                              --------------
                                                                                                  85,722,400

Semiconductors (3.2%)
------------------------------------------------------------------------------------------------------------
        756,800  KLA-Tencor Corp. +                                                               45,833,700
      1,183,800  LSI Logic Corp. +                                                                37,363,688
      1,122,900  Teradyne, Inc. +                                                                 52,495,575
                                                                                              --------------
                                                                                                 135,692,963

Supermarkets (0.8%)
------------------------------------------------------------------------------------------------------------
      1,371,400  American Stores Co.                                                              34,627,850

Telecommunications (2.1%)
------------------------------------------------------------------------------------------------------------
      1,344,800  Cincinnati Bell, Inc.                                                            40,344,000
        824,200  Tellabs, Inc.                                                                    49,348,975
                                                                                              --------------
                                                                                                  89,692,975

Textiles (0.6%)
------------------------------------------------------------------------------------------------------------
        692,200  Westpoint Stevens, Inc. +                                                        26,390,125

Wireless Communications (1.2%)
------------------------------------------------------------------------------------------------------------
      1,248,500  Teleport Communications Group Inc. Class A +                                     49,159,679
                                                                                              --------------
                 Total Common Stocks (cost $3,119,082,004)                                    $4,113,985,226

SHORT-TERM INVESTMENTS (2.2%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $25,000,000  Corporate Receivables Corp. effective yield of
                   5.54%, September 17,1997                                                   $   24,819,181
     25,000,000  Ford Motor Credit Corp effective yield of 5.58%,
                   August 25, 1997                                                                24,907,000
     42,236,000  Interest in $204,956,000 joint repurchase
                   agreement dated July 31, 1997 with UBS
                   Securities due August 1, 1997 with respect
                   to various U.S. Treasury obligations--maturity
                   value of $42,242,758 for an effective
                   yield of 5.76%.                                                                42,242,758
                                                                                              --------------
                 Total Short-term Investments (cost $91,968,939)                              $   91,968,939
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $3,211,050,943) ***                                   4,205,954,165
------------------------------------------------------------------------------------------------------------

              * Percentages indicated are based on net assets of $4,172,582,884.

            *** The aggregate identified cost on a tax basis is $3,214,672,321, resulting in gross unrealized appreciation and depreciation of $1,010,264,149 and $18,982,305, respectively, or net unrealized appreciation of $991,281,844.

              + Non-income-producing security.

 [SECTION MARK] Affiliated Companies (Note 5)

[REGISTER MARK] Real Estate Investment Trust.

                ADR after the name of a foreign holding stands for American
                Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
July 31, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,211,050,943) (Note 1)                                            $4,205,954,165
---------------------------------------------------------------------------------------------------
Cash                                                                                            289
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                           955,286
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   12,089,334
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           84,526,507
---------------------------------------------------------------------------------------------------
Other assets                                                                                 25,333
---------------------------------------------------------------------------------------------------
Total assets                                                                          4,303,550,914

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                        116,559,713
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                6,169,936
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              4,631,236
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                1,177,215
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                27,022
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  3,000
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    1,578,707
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      821,201
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       130,968,030
---------------------------------------------------------------------------------------------------
Net assets                                                                            4,172,582,884

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $3,035,462,976
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment (Note 1)                                    142,216,686
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              994,903,222
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $4,172,582,884

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,626,463,924 divided by 209,859,387 shares)                                               $12.52
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.52)*                                      $13.28
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,212,588,999 divided by 100,324,339 shares)**                                             $12.09
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($90,787,884 divided by 7,356,051 shares)                                                    $12.34
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.34)*                                      $12.79
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($242,742,077 divided by 19,243,869 shares)                                                  $12.61
---------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.



Statement of operations
Year ended July 31, 1997

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (including dividend income of $144,472
from investments in affiliated issuers) (Note 5)                                      $ 14,320,672
--------------------------------------------------------------------------------------------------
Interest                                                                                 7,625,369
--------------------------------------------------------------------------------------------------
Total investment income                                                                 21,946,041

Expenses:
Compensation of Manager (Note 2)                                                        14,799,986
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           6,708,632
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          74,044
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            34,226
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    4,594,380
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    8,357,720
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      403,970
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                    283,885
--------------------------------------------------------------------------------------------------
Registration fees                                                                          433,044
--------------------------------------------------------------------------------------------------
Auditing                                                                                    31,631
--------------------------------------------------------------------------------------------------
Legal                                                                                       39,361
--------------------------------------------------------------------------------------------------
Postage                                                                                    395,394
--------------------------------------------------------------------------------------------------
Other                                                                                       46,071
--------------------------------------------------------------------------------------------------
Total expenses                                                                          36,202,344
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (1,047,892)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            35,154,452
--------------------------------------------------------------------------------------------------
Net investment loss                                                                    (13,208,411)
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1, 3 and 5)
(including realized loss of $14,511,294 on sales of
investments in affiliated issuers)                                                     183,810,148
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                             733,257,710
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                917,067,858
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $903,859,447
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                                                                              Year Ended July 31
                                                                                    ----------------------------------
                                                                                           1997               1996
----------------------------------------------------------------------------------------------------------------------

Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                  $  (13,208,411)    $   (6,911,236)
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                        183,810,148        201,058,618
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              733,257,710            100,906
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    903,859,447        194,248,288
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
   From net realized gain on investments
      Class A                                                                           (99,903,117)       (84,321,794)
----------------------------------------------------------------------------------------------------------------------
      Class B                                                                           (47,494,537)       (28,584,576)
----------------------------------------------------------------------------------------------------------------------
      Class M                                                                            (2,886,800)          (657,462)
----------------------------------------------------------------------------------------------------------------------
      Class Y                                                                           (10,720,433)        (4,307,615)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     1,635,441,373        554,119,174
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          2,378,295,933        630,496,015

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                     1,794,286,951      1,163,790,936
----------------------------------------------------------------------------------------------------------------------
End of year                                                                           4,172,582,884      1,794,286,951
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                      Year ended July 31
------------------------------------------------------------------------------------------------------------------------
                                               1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                           $9.79            $9.23            $7.09            $7.47            $7.59
------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   (.03)(c)         (.03)             .02              .01              .07
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                            3.43             1.45             2.18              .21             1.28
------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                          3.40             1.42             2.20              .22             1.35
------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------
From net
investment income                                --               --               --             (.03)            (.12)
------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                 (.67)            (.86)            (.06)            (.55)           (1.35)
------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                              --               --               --             (.01)              --
------------------------------------------------------------------------------------------------------------------------
From return of capital                           --               --               --             (.01)              --
------------------------------------------------------------------------------------------------------------------------
Total distributions                            (.67)            (.86)            (.06)            (.60)           (1.47)
------------------------------------------------------------------------------------------------------------------------

Net asset value,
end of period                                $12.52            $9.79            $9.23            $7.09            $7.47
------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                     36.25            16.64            31.22             2.75            19.63
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $2,626,464       $1,220,639         $859,403         $646,811         $439,722
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                     1.04             1.10             1.07             1.09              .96
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)               (.25)            (.29)             .26              .29             1.08
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                        82.91           106.58           114.51            93.86           120.57
------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                $.0499
------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------

                                                                                                          For the period
Per-share                                                                                                 March 1, 1993+
operating performance                                         Year ended July 31                            to July 31
------------------------------------------------------------------------------------------------------------------------
                                           1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $9.55            $9.08            $7.03            $7.46            $7.12
------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               (.11)(c)         (.10)(c)         (.03)             .01             (.01)
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                        3.32             1.43             2.14              .15              .40
------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      3.21             1.33             2.11              .16              .39
------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------
From net
investment income                            --               --               --             (.02)            (.05)
------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.67)            (.86)            (.06)            (.55)              --
------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                          --               --               --             (.01)              --
------------------------------------------------------------------------------------------------------------------------
From return of capital                       --               --               --             (.01)              --
------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.67)            (.86)            (.06)            (.59)            (.05)
------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $12.09            $9.55            $9.08            $7.03            $7.46
------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                 35.14            15.88            30.19             1.89             5.45*
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $1,212,589         $488,085         $258,522         $132,596          $20,722
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                 1.79             1.81             1.82             1.87              .72*
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)           (.99)           (1.03)            (.51)            (.53)            (.07)*
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    82.91           106.58           114.51            93.86           120.57
------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                            $.0499
------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------

                                                                                                         For the period
Per-share                                                                                                 Dec. 8, 1994+
operating performance                                                         Year ended July 31            to July 31
------------------------------------------------------------------------------------------------------------------------
                                                                           1997             1996             1995
------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                       $9.72            $9.19            $6.73
------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                               (.08)(c)         (.08)(c)         (.01)
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                        3.37             1.47             2.53
------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                      3.29             1.39             2.52
------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                            --               --               --
------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                             (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                          --               --               --
------------------------------------------------------------------------------------------------------------------------
From return of capital                                                       --               --               --
------------------------------------------------------------------------------------------------------------------------
Total distributions                                                        (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                            $12.34            $9.72            $9.19
------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                 35.35            16.37            37.63*
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                          $90,788          $22,232           $3,148
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                                 1.54             1.54             1.06*
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                           (.73)            (.82)            (.31)*
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                    82.91           106.58           114.51
------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                                            $.0499
------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------

                                                                                                         For the period
Per-share                                                                                                March 28, 1995+
operating performance                                                         Year ended July 31           to July 31
------------------------------------------------------------------------------------------------------------------------
                                                                            1997             1996             1995
------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                         $9.84            $9.24            $7.83
------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                   --(c)            --              .01
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                          3.44             1.46             1.40
------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                        3.44             1.46             1.41
------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                              --               --               --
------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                               (.67)            (.86)              --
------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                            --               --               --
------------------------------------------------------------------------------------------------------------------------
From return of capital                                                         --               --               --
------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.67)            (.86)              --
------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                              $12.61            $9.84            $9.24
------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                   36.49            17.07            18.01*
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                           $242,742          $63,330          $42,717
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                                    .79              .81              .29*
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                              .02             (.01)             .10*
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      82.91           106.58           114.51
------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                                              $.0499
------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
July 31, 1997

Note 1
Significant accounting policies

Putnam Vista Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks selected for above-average growth potential and that involve certain risks. The fund may also trade securities for short-term profits.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B shares and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears certain expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. This difference includes treatment of net operating losses, and losses on wash sale transactions. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 1997, the fund reclassified $13,208,411 to decrease undistributed net investment losses and $13,213,082 to decrease paid-in-capital, with an increase to accumulated net realized gains on investments of $4,671. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee,
administrative services
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter. Prior to November 20, 1996, any amount over $1.5 billion was based on 0.45%.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended July 31, 1997, fund expenses were reduced by $1,047,892 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $2,750 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended July 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $2,174,005 and $88,240 from the sale of class A and class M shares, respectively and $1,074,003 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended July 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $40,749 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended July 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $3,773,429,182 and $2,286,925,261, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At July 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Year ended
                                          July 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                     195,270,165   $2,134,263,770
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     9,086,548       93,315,278
------------------------------------------------------------
                                204,356,713    2,227,579,048

Shares
repurchased                    (119,129,356)  (1,303,118,595)
------------------------------------------------------------
Net increase                     85,227,357   $  924,460,453
------------------------------------------------------------

                                            Year ended
                                          July 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      58,619,707     $576,076,854
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     9,126,187       78,485,159
------------------------------------------------------------
                                 67,745,894      654,562,013

Shares
repurchased                     (36,229,166)    (352,601,385)
------------------------------------------------------------
Net increase                     31,516,728     $301,960,628
------------------------------------------------------------

                                            Year ended
                                          July 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      63,364,159     $668,893,241
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     4,399,637       43,820,796
------------------------------------------------------------
                                 67,763,796      712,714,037

Shares
repurchased                     (18,568,112)    (194,402,982)
------------------------------------------------------------
Net increase                     49,195,684     $518,311,055
------------------------------------------------------------

                                            Year ended
                                          July 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      29,966,996     $288,819,739
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     3,127,846       26,336,480
------------------------------------------------------------
                                 33,094,842      315,156,219

Shares
repurchased                     (10,440,472)     (99,513,466)
------------------------------------------------------------
Net increase                     22,654,370     $215,642,753
------------------------------------------------------------

                                            Year ended
                                          July 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       7,745,533      $83,758,963
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       271,933        2,762,887
------------------------------------------------------------
                                  8,017,466       86,521,850

Shares
repurchased                      (2,949,807)     (31,754,150)
------------------------------------------------------------
Net increase                      5,067,659      $54,767,700
------------------------------------------------------------

                                            Year ended
                                          July 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,967,129      $29,187,299
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        74,406          636,171
------------------------------------------------------------
                                  3,041,535       29,823,470

Shares
repurchased                      (1,095,748)     (10,746,643)
------------------------------------------------------------
Net increase                      1,945,787      $19,076,827
------------------------------------------------------------

                                            Year ended
                                          July 31, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                      17,847,266     $193,641,549
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,037,848       10,720,433
------------------------------------------------------------
                                 18,885,114      204,361,982

Shares
repurchased                      (6,076,721)     (66,459,817)
------------------------------------------------------------
Net increase                     12,808,393     $137,902,165
------------------------------------------------------------

                                            Year ended
                                          July 31, 1996
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,075,803      $30,261,120
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       499,144        4,307,615
------------------------------------------------------------
                                  3,574,947       34,568,735

Shares
repurchased                      (1,761,063)     (17,129,769)
------------------------------------------------------------
Net increase                      1,813,884      $17,438,966
------------------------------------------------------------

Note 5
Transactions with Affiliated Companies

Transactions during the period with companies in which the fund owns at least 5% of the voting securities were as follows:

                       Purchase          Sales         Dividend       Market
Affiliates               cost             cost          Income         Value
--------------------------------------------------------------------------------
Name of affiliate
--------------------------------------------------------------------------------
Pier 1 Imports       $37,990,856      $ 2,636,255      $144,472      $51,476,456
Telespectrum
   World Wide         27,223,792       27,223,792            --               --
--------------------------------------------------------------------------------
   Totals            $65,214,648      $29,860,047      $144,472      $51,476,456
--------------------------------------------------------------------------------



Federal tax information
(Unaudited)

Persuant to section 852 of the Internal Revenue Code, the fund hereby designates $0.606 per share (or if different, the amount necessary to offset net capital gain earned by the fund) [for all share classes] as capital gain dividends for its taxable year ended July 31, 1997.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Carol McMullen
Vice President and Fund Manager

Anthony C. Santosus
Vice President and Fund Manager

David J. Santos
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of PutnamVista Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

AN015-35892-006/317/515/376    9/97